Statements of Net Assets Available for Benefits - EBP 000 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value	$ 2,462,818,000	$ 2,129,393,000
Investments at contract value	130,452,000	134,105,000
Receivables:
Notes receivable from participants	46,448,926	43,845,000
Participant contributions	1,485,000	1,199,000
Employer contributions	14,558,000	15,271,000
Due from broker	1,129,000	2,392,000
Total receivables	63,621,000	62,707,000
Total assets	2,656,891,000	2,326,205,000
Liabilities:
Due to broker	275,000	346,000
Other liabilities	31,000	32,000
Total liabilities	305,000	378,000
Net assets available for benefits	$ 2,656,585,000	$ 2,325,827,000